SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule Of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Redeemable Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$2,082,014	$587,479
Denominator:
Basic and diluted weighted average shares outstanding	34,500,000	29,571,429
Basic and diluted net income (loss) per share	$0.06	$0.02

Class B Ordinary Shares
Numerator:
Allocation of net income (loss)	$520,503	$168,073
Denominator:
Basic and diluted weighted average shares outstanding	8,625,000	8,460,165
Basic and diluted net income (loss) per share	$0.06	$0.02

Summary of Temporary Equity Reconciliation Of Cash Flows To Outstanding Value
At September 30, 2021 the Class A Ordinary Shares reflected in the condensed balance sheet are reconciled in the following table:

Gross proceeds	$345,000,000
Plus / (less) adjustments to carrying value:
Proceeds allocated to the Public Warrants	(12,933,516)
Class A Ordinary Shares issuance costs	(18,735,887)
Plus:
Accretion of carrying value to redemption value	31,669,403

Class A Ordinary Shares subject to possible redemption	$345,000,000